Credit Risk - Management adjustments to models for impairment charge (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 1,051	£ 936
Proportion of total impairment allowances	22.90%	16.00%
Loans and advances
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 4,597	£ 5,835
Loans and advances | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	3,546	4,899
Loans and advances | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,415	1,386
Loans and advances | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(364)	(450)
Loans and advances | Modelled ECL
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	2,600	3,900
Loans and advances | Individually assessed impairments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	700	800
Loans and advances | Non-modelled ECL
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	200	200
Home loans
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 22	£ 54
Proportion of total impairment allowances	5.70%	12.40%
Allowance account for credit losses of financial assets	£ 387	£ 434
Home loans | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	365	380
Home loans | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	22	21
Home loans | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	33
Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 550	£ 960
Proportion of total impairment allowances	21.70%	31.30%
Allowance account for credit losses of financial assets	£ 2,532	£ 3,069
Credit cards, unsecured loans and other retail lending | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,982	2,109
Credit cards, unsecured loans and other retail lending | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	778	986
Credit cards, unsecured loans and other retail lending | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(228)	(26)
Wholesale loans
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 479	£ (78)
Proportion of total impairment allowances	28.50%	(3.30%)
Allowance account for credit losses of financial assets	£ 1,678	£ 2,332
Wholesale loans | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,199	2,410
Wholesale loans | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	615	379
Wholesale loans | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ (136)	£ (457)